Cash and cash equivalents (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Line Items]
Notional amount	$ 39,031	$ 282,914
Short-term deposits, classified as cash equivalents	$ 51,595	$ 149,099
Short term deposit One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Banco crédito e inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.35%	3.45%
Date of short term deposit	Dec. 30, 2020	Nov. 18, 2019
Expiration date	Mar. 30, 2021	Feb. 13, 2020
Notional amount	$ 7,000	$ 18,000
Accrued income	0	74
Short-term deposits, classified as cash equivalents	$ 7,000	$ 18,074
Short term deposit Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco crédito e inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.35%	2.85%
Date of short term deposit	Nov. 30, 2020	Dec. 26, 2019
Expiration date	Jan. 08, 2021	Feb. 20, 2020
Notional amount	$ 1,500	$ 20,000
Accrued income	1	8
Short-term deposits, classified as cash equivalents	$ 1,501	$ 20,008
Short term deposit Three [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.61%	3.45%
Date of short term deposit	Nov. 30, 2020	Nov. 15, 2019
Expiration date	Jan. 08, 2021	Jan. 23, 2020
Notional amount	$ 2,000	$ 14,000
Accrued income	1	62
Short-term deposits, classified as cash equivalents	$ 2,001	$ 14,062
Short term deposit Four [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.61%	3.50%
Date of short term deposit	Nov. 30, 2020	Nov. 15, 2019
Expiration date	Jan. 08, 2021	Jan. 09, 2020
Notional amount	$ 3,500	$ 18,000
Accrued income	1	80
Short-term deposits, classified as cash equivalents	$ 3,501	$ 18,080
Short term deposit Five [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.46%	3.45%
Date of short term deposit	Dec. 01, 2020	Nov. 15, 2019
Expiration date	Jan. 15, 2021	Jan. 16, 2020
Notional amount	$ 500	$ 18,000
Accrued income	0	79
Short-term deposits, classified as cash equivalents	$ 500	$ 18,079
Short term deposit Six [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco Itaú Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.40%	2.90%
Date of short term deposit	Dec. 01, 2020	Dec. 26, 2019
Expiration date	Jan. 15, 2021	Feb. 20, 2020
Notional amount	$ 500	$ 33,000
Accrued income	0	13
Short-term deposits, classified as cash equivalents	$ 500	$ 33,013
Short term deposit Seven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Peso
Short term deposits, Interest rate	0.40%	2.16%
Date of short term deposit	Dec. 02, 2020	Dec. 30, 2019
Expiration date	Jan. 20, 2021	Jan. 08, 2020
Notional amount	$ 2,500	$ 6,812
Accrued income	1	0
Short-term deposits, classified as cash equivalents	$ 2,501	$ 6,812
Short term deposit Eight [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Banco crédito e inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.50%	3.51%
Date of short term deposit	Dec. 09, 2020	Nov. 21, 2019
Expiration date	Jan. 25, 2021	Jan. 28, 2020
Notional amount	$ 500	$ 1,000
Accrued income	0	4
Short-term deposits, classified as cash equivalents	$ 500	$ 1,004
Short term deposit Nine [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco crédito e inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.50%	3.75%
Date of short term deposit	Dec. 09, 2020	Dec. 02, 2019
Expiration date	Jan. 25, 2021	Feb. 27, 2020
Notional amount	$ 1,000	$ 2,000
Accrued income	0	6
Short-term deposits, classified as cash equivalents	$ 1,000	$ 2,006
Short term deposit Ten [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Banco crédito e inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.50%	3.60%
Date of short term deposit	Dec. 09, 2020	Nov. 25, 2019
Expiration date	Jan. 25, 2021	Jan. 28, 2020
Notional amount	$ 6,000	$ 1,000
Accrued income	1	4
Short-term deposits, classified as cash equivalents	$ 6,001	$ 1,004
Short term deposit Eleven [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Banco Estado
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.51%	2.15%
Date of short term deposit	Dec. 09, 2020	Dec. 16, 2019
Expiration date	Jan. 25, 2021	Jan. 06, 2020
Notional amount	$ 6,000	$ 500
Accrued income	1	0
Short-term deposits, classified as cash equivalents	$ 6,001	$ 500
Short term deposit Twelve [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.26%	2.55%
Date of short term deposit	Dec. 14, 2020	Dec. 09, 2019
Expiration date	Jan. 29, 2021	Feb. 04, 2020
Notional amount	$ 500	$ 1,700
Accrued income	0	3
Short-term deposits, classified as cash equivalents	$ 500	$ 1,703
Short term deposit Thirteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Estado	Banco Itaú Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.14%	2.55%
Date of short term deposit	Dec. 14, 2020	Dec. 16, 2019
Expiration date	Jan. 29, 2021	Jan. 06, 2020
Notional amount	$ 1,000	$ 2,500
Accrued income	1	3
Short-term deposits, classified as cash equivalents	$ 1,001	$ 2,503
Short term deposit Fourteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Banco Itaú Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.40%	3.64%
Date of short term deposit	Dec. 14, 2020	Nov. 29, 2019
Expiration date	Jan. 29, 2021	Feb. 13, 2020
Notional amount	$ 1,500	$ 1,500
Accrued income	0	5
Short-term deposits, classified as cash equivalents	$ 1,500	$ 1,505
Short term deposit Fifteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco de Chile	Banco Itaú Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.56%	2.80%
Date of short term deposit	Dec. 14, 2020	Nov. 12, 2019
Expiration date	Jan. 29, 2021	Jan. 28, 2020
Notional amount	$ 5,000	$ 2,000
Accrued income	1	8
Short-term deposits, classified as cash equivalents	$ 5,001	$ 2,008
Short term deposit Sixteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.68%	2.33%
Date of short term deposit	Dec. 18, 2020	Oct. 16, 2019
Expiration date	Jan. 01, 2021	Jan. 12, 2020
Notional amount	$ 500	$ 1,000
Accrued income	0	5
Short-term deposits, classified as cash equivalents	$ 500	$ 1,005
Short term deposit Seventeen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.68%	2.45%
Date of short term deposit	Dec. 18, 2020	Dec. 17, 2019
Expiration date	Feb. 01, 2021	Jan. 13, 2020
Notional amount	$ 2,000	$ 3,600
Accrued income	1	3
Short-term deposits, classified as cash equivalents	$ 2,001	$ 3,603
Short term deposit Eighteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco crédito e inversiones	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.20%	3.20%
Date of short term deposit	Dec. 23, 2020	Nov. 13, 2019
Expiration date	Feb. 05, 2021	Jan. 30, 2020
Notional amount	$ 2,000	$ 500
Accrued income	1	2
Short-term deposits, classified as cash equivalents	$ 2,001	$ 502
Short term deposit Nineteen [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.40%	3.40%
Date of short term deposit	Dec. 24, 2020	Dec. 02, 2019
Expiration date	Feb. 08, 2021	Feb. 27, 2020
Notional amount	$ 1,000	$ 2,000
Accrued income	0	5
Short-term deposits, classified as cash equivalents	$ 1,000	$ 2,005
Short term deposit Twenty [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.26%	3.45%
Date of short term deposit	Dec. 29, 2020	Nov. 18, 2019
Expiration date	Jan. 08, 2021	Jan. 30, 2020
Notional amount	$ 2,500	$ 1,500
Accrued income	1	6
Short-term deposits, classified as cash equivalents	$ 2,501	$ 1,506
Short term deposit Twenty One [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	BBVA Banco Francés
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Dollar	Dollar
Short term deposits, Interest rate	0.15%	39.00%
Date of short term deposit	Dec. 30, 2020	Dec. 26, 2019
Expiration date	Feb. 12, 2021	Jan. 27, 2020
Notional amount	$ 700	$ 52
Accrued income	0	1
Short-term deposits, classified as cash equivalents	$ 700	$ 53
Short term deposit Twenty Two [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itaú Corpbanca	Banco Itaú S.A.
Description of type of deposit	Fixed term	On demand
Short term deposits, original currency	Peso	Dollar
Short term deposits, Interest rate	0.35%	8.00%
Date of short term deposit	Dec. 29, 2020	Oct. 17, 2019
Expiration date	Jan. 05, 2021	Jan. 17, 2020
Notional amount	$ 3,798	$ 64
Accrued income	0	0
Short-term deposits, classified as cash equivalents	$ 3,798	64
Short term deposit Twenty Three [Member]
Cash And Cash Equivalents [Line Items]
Name of the receiver of deposit	BBVA Banco Francés
Description of type of deposit	Fixed term
Short term deposits, original currency	Dollar
Short term deposits, Interest rate	1.80%
Date of short term deposit	Dec. 31, 2020
Expiration date	Mar. 06, 2021
Notional amount	$ 86
Accrued income	0
Short-term deposits, classified as cash equivalents	86
Short term deposit [Member]
Cash And Cash Equivalents [Line Items]
Notional amount	51,584	148,728
Accrued income	11	371
Short-term deposits, classified as cash equivalents	$ 51,595	$ 149,099